28. Leases	12 Months Ended
Dec. 31, 2018
Leases
Leases
•	Lessee

The features that these leases have in common are that payments (installments) are established as fixed amounts; there are neither purchase option clauses nor renewal term clauses (except for the lease contract of the Energy Handling and Transformer Center that has an automatic renewal clause for the term thereof); and there are prohibitions such as: transferring or sub-leasing the building, changing its use and/or making any kind of modifications thereto. All operating leases contracts have cancelable terms and assignment periods of 2 to 13 years.

Among them the following can be mentioned: commercial offices, two warehouses, the headquarters building (comprised of administration, commercial and technical offices), the Energy Handling and Transformer Center (two buildings and a plot of land located within the perimeter of Central Nuevo Puerto and Puerto Nuevo) and Las Heras substation.

As of December 31, 2018 and 2017, future minimum payments with respect to operating assignments of use are as follow:

	12.31.18	12.31.17
2017	-	-
2018	-	124,503
2019	155,454	124,626
2020	138,048	52,194
2021	102,515	4,597
Total future minimum lease payments	396,017	305,920

Total expenses for operating assignments of use for the years ended December 31, 2018, 2017 nad 2016 are as follow:

	12.31.18	12.31.17	12.31.16
Total lease expenses	125,157	126,098	126,193

•	Lessor

The Company has entered into operating leases contracts with certain cable television companies granting them the right to use the poles of the Company’s network. Most of these contracts include automatic renewal clauses.

As of December 31, 2018 and 2017, future minimum collections with respect to operating leases are as follow:

	12.31.18	12.31.17
2017	-	-
2018	-	202,143
2019	173,619	193,812
Total future minimum lease collections	173,619	395,955

Total income from operating leases for the years ended December 31, 2018, 2017 and 2016 is as follows:

	12.31.18	12.31.17	12.31.16
Total lease income	190,370	212,265	199,431